UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT NQM Depositor II, llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001844243

GCAT 2021-NQM5 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Thomas Durkin, (212) 692-2000
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Evolve Mortgage Services (“Evolve”) Narrative
99.2	Evolve Rating Agency Grades
99.3	Evolve Exception Detail
99.4	Evolve Valuation Report
99.5	Evolve Data Compare
99.6	Evolve QM ATR Data
99.7	Digital Risk, LLC (“Digital Risk”) Narrative
99.8	Digital Risk Rating Agency Report
99.9	Digital Risk Valuation Securitization Report
99.10	Digital Risk Data Integrity Report
99.11	Digital Risk Findings Report
99.12	Digital Risk Supplemental Data Report
99.13	Infinity IPS, Inc. (“Infinity”) Narrative
99.14	Infinity Data Compare Report
99.15	Infinity Disposition and Comments Report
99.16	Infinity Findings Detail Report
99.17	Infinity Valuation Report
99.18	Infinity Agency Grade Report
99.19	Infinity Full Export Report
99.20	Clayton Services LLC (“Clayton”) Narrative
99.21	Clayton Rating Agency ATR QM Data Fields
99.22	Clayton Loan Level Tape Compare
99.23	Clayton Conditions Report
99.24	Clayton Valuations Summary
99.25	Clayton Non ATR QM Upload
99.26	Clayton Waived Conditions Summary
99.27	Consolidated Analytics, Inc. (“Consolidated Analytics”) Narrative
99.28	Consolidated Analytics Supplemental Data Request
99.29	Consolidated Analytics Due Diligence Standard
99.30	Consolidated Analytics Data Compare Report
99.31	Consolidated Analytics Valuations Summary Report
99.32	Consolidated Analytics Grading Summary Report
99.33	The StoneHill Group, Inc. (“StoneHill”) Executive Summary
99.34	StoneHill Rating Agency Grades Summary Report
99.35	StoneHill ATR QM Report
99.36	StoneHill Data Compare Report
99.37	StoneHill Rating Agency Grades Detail Report
99.38	StoneHill Supplement Data Extract
99.39	StoneHill Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

gcat nqm DEPOSITOR II, LLC
(Depositor)

Date: September 17, 2021	By:	/s/ Thomas Durkin
	Name:	Thomas Durkin
	Title:	President
(senior officer in charge of securitization)